Fees Summary	Sep. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 190,215,970.72
Previously Paid Amount	0.00
Total Fee Amount	26,268.82
Total Offset Amount	0.00
Net Fee	$ 26,268.82
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A